Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures - Longaberger Licensing, LLC VIE (Details) - Longaberger Licensing, LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Hilco Global
Schedule Of Asset Acquisition [Line Items]
Proportional share of the operating results	$ (90)	$ (10)	$ (90)	$ (90)
Variable interest entity, primary beneficiary
Schedule Of Asset Acquisition [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage			50.00%		50.00%
Variable interest entity, primary beneficiary | Hilco Global
Schedule Of Asset Acquisition [Line Items]
Variable interest entity, qualitative or quantitative information, ownership percentage			50.00%		50.00%